JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.0%
Aerospace & Defense — 0.6%
Textron, Inc.	98	7,312

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	18	3,817

Automobiles — 3.8%
Rivian Automotive, Inc., Class A * (a)	42	2,112
Tesla, Inc. *	41	43,858

		45,970

Banks — 0.4%
SVB Financial Group *	10	5,427

Beverages — 1.8%
Coca-Cola Co. (The)	156	9,691
Monster Beverage Corp. *	52	4,139
PepsiCo, Inc.	51	8,486

		22,316

Biotechnology — 4.1%
AbbVie, Inc.	179	28,961
Moderna, Inc. *	26	4,530
Regeneron Pharmaceuticals, Inc. *	10	6,705
Vertex Pharmaceuticals, Inc. *	35	9,030

		49,226

Building Products — 1.3%
Allegion plc	43	4,688
Fortune Brands Home & Security, Inc.	32	2,399
Trane Technologies plc	54	8,215

		15,302

Capital Markets — 0.5%
S&P Global, Inc.	15	6,112

Chemicals — 0.4%
Linde plc (United Kingdom)	15	4,791

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	37	5,896

Construction & Engineering — 0.2%
Quanta Services, Inc.	20	2,672

Consumer Finance — 0.4%
Capital One Financial Corp.	34	4,503

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	45	7,109

Entertainment — 1.6%
Electronic Arts, Inc.	50	6,262
Netflix, Inc. *	34	12,689

		18,951

Equity Real Estate Investment Trusts (REITs) — 1.7%
Equinix, Inc.	6	4,227
Gaming and Leisure Properties, Inc.	79	3,722
Host Hotels & Resorts, Inc.	175	3,396
Prologis, Inc.	41	6,540
Sun Communities, Inc.	15	2,682

		20,567

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	12	6,622

Food Products — 0.3%
Hershey Co. (The)	16	3,358

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc. *	16	7,063
Boston Scientific Corp. *	269	11,932

		18,995

Health Care Providers & Services — 1.8%
Anthem, Inc.	15	7,123
Humana, Inc.	16	7,159
UnitedHealth Group, Inc.	16	8,159

		22,441

Hotels, Restaurants & Leisure — 3.7%
Airbnb, Inc., Class A *	30	5,081
Chipotle Mexican Grill, Inc. *	4	6,803
Darden Restaurants, Inc.	32	4,281
Domino’s Pizza, Inc.	9	3,500
Expedia Group, Inc. *	49	9,589
Las Vegas Sands Corp. *	95	3,700
Marriott International, Inc., Class A *	28	4,903
McDonald’s Corp.	31	7,591

		45,448

Household Durables — 0.7%
Toll Brothers, Inc.	190	8,915

Insurance — 0.3%
Arch Capital Group Ltd. *	84	4,058

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A *	12	33,654
Alphabet, Inc., Class C *	12	32,957
Meta Platforms, Inc., Class A *	154	34,177

		100,788

Internet & Direct Marketing Retail — 6.4%
Amazon.com, Inc. *	24	77,587

IT Services — 5.2%
Accenture plc, Class A	36	12,174
Automatic Data Processing, Inc.	17	3,868
Mastercard, Inc., Class A	98	35,059
PayPal Holdings, Inc. *	16	1,793
Visa, Inc., Class A	45	9,869

		62,763

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	62	8,218
Thermo Fisher Scientific, Inc.	25	14,589
Waters Corp. *	14	4,283

		27,090

Machinery — 1.3%
Deere & Co.	10	4,155
Ingersoll Rand, Inc.	66	3,303
Otis Worldwide Corp.	51	3,932
Parker-Hannifin Corp.	15	4,284

		15,674

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Media — 0.6%
Charter Communications, Inc., Class A *	12	6,737

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	94	4,685
Steel Dynamics, Inc.	43	3,596

		8,281

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc.	83	11,536

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	40	2,885

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. *	19	4,454

Road & Rail — 2.4%
CSX Corp.	149	5,565
Knight-Swift Transportation Holdings, Inc.	41	2,084
Lyft, Inc., Class A *	228	8,763
Norfolk Southern Corp.	15	4,136
Old Dominion Freight Line, Inc.	22	6,690
Uber Technologies, Inc. *	57	2,037

		29,275

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc. *	139	15,165
Lam Research Corp.	25	13,279
NVIDIA Corp.	80	21,939
NXP Semiconductors NV (China)	62	11,530
Qorvo, Inc. *	21	2,606
QUALCOMM, Inc.	82	12,531
Texas Instruments, Inc.	61	11,101

		88,151

Software — 17.3%
Adobe, Inc. *	21	9,387
Cadence Design Systems, Inc. *	65	10,608
Ceridian HCM Holding, Inc. *	91	6,200
Coupa Software, Inc. *	47	4,777
Dropbox, Inc., Class A *	306	7,121
Fortinet, Inc. *	9	3,076
HubSpot, Inc. *	3	1,520
Intuit, Inc.	41	19,883
Microsoft Corp.	396	122,213
Palo Alto Networks, Inc. *	24	14,753
VMware, Inc., Class A	19	2,129
Workday, Inc., Class A *	37	8,932

		210,599

Specialty Retail — 4.6%
Bath & Body Works, Inc.	91	4,331
Best Buy Co., Inc.	55	5,036
Burlington Stores, Inc. *	26	4,773
Lowe’s Cos., Inc.	110	22,160
O’Reilly Automotive, Inc. *	25	16,987
TJX Cos., Inc. (The)	36	2,205

		55,492

Technology Hardware, Storage & Peripherals — 11.0%
Apple, Inc.	691	120,620
Hewlett Packard Enterprise Co.	250	4,183
Seagate Technology Holdings plc	92	8,279

		133,082

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	102	13,739

Tobacco — 0.5%
Philip Morris International, Inc.	65	6,106

Trading Companies & Distributors — 0.4%
United Rentals, Inc. *	15	5,257

TOTAL COMMON STOCKS (Cost $719,666)		1,189,304

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $24,147)	24,145	24,150

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c) (Cost $1,818)	1,818	1,818

TOTAL SHORT-TERM INVESTMENTS (Cost $25,965)		25,968

Total Investments — 100.1% (Cost $745,631)		1,215,272
Liabilities in Excess of Other Assets — (0.1)%		(965)

Net Assets — 100.0%		1,214,307

Percentages indicated are based on net assets.

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $1,689.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	102	06/2022	USD	23,111	858

Abbreviations

USD     United States Dollar

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,215,272	$—	$—	$1,215,272

Appreciation in Other Financial Instruments
Futures Contracts (a)	$858	$—	$—	$858

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$31,110	$175,884	$182,838	$(5)	$(1)	$24,150	24,145	$13		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	1,994	23,000	24,994	— (c)	— (c)	—	—	1		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	915	29,052	28,149	—	—	1,818	1,818	—	(c)	—

Total	$34,019	$227,936	$235,981	$(5)	$(1)	$25,968		$14		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.